Trust Agreement (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Trust Agreement [Abstract]
Schedule Of Brokerage Rates Based On Net Capital Investment Levels Or Investments In Asset-based Fee Or Fixed Fee Investment Programs

Net Capital Investments	Brokerage Fees

$100,000–$499,999	6.50%
$500,000–$999,999	6.00
Greater than $1,000,000	5.50
Asset-based or fixed fee investment programs	4.00

Schedule Of Brokerage And Custodial Fees

	Three months ending September 30,		Nine months ending September 30,
	2015	2014	2015	2014

Brokerage fees	$ 3,106,059	$ 3,719,641	$ 9,768,873	$ 11,802,584
Custodial fees	33	31	98	181

Total	$ 3,106,092	$ 3,719,672	$ 9,768,971	$ 11,802,765

	2014	2013	2012

Brokerage fees	$ 15,348,114	$ 23,947,088	$ 37,951,047
Custodial fees	213	542	687

Total	$ 15,348,327	$ 23,947,630	$ 37,951,734

Schedule Of Redemption Charges Based On Redeemed Units' Net Asset Value

	Redemption Charges
Subscriptions	First 6 Months	Second 5 Months

Less than $100,000	4.0%	3.0%
$100,000–$499,999	3.5	2.5
$500,000–$999,999	3.0	2.0
Greater than $1,000,000	2.5	1.5